Annual Total Returns- Alger Focus Equity Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Focus Equity Fund - AC - Class Z	2013	2014	2015	2016	2017	2018	2019	2020
Total	36.12%	14.34%	7.37%	1.32%	34.10%	1.64%	34.29%	46.12%